Cover	Feb. 24, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 24, 2022, The Joint Corp. (the “Company”) issued a press release (the “Original Press Release”) announcing its preliminary financial results for the fourth quarter and full year ended December 31, 2021 and filed a Current Report on Form 8-K furnishing the press release as Exhibit 99.1. On February 24, 2022, the Company issued an updated press release to correct the 2022 guidance appearing in the Original Press Release with respect to franchised clinic openings, which is expected to be between 110 to 130 (which was incorrectly published due to a clerical error in the Original Press Release as being between 130 to 140), compared to 110 in 2020. The Company is filing this amended Form 8-K to furnish the updated press release. Except as described above, all other information in the Original Press Release remains unchanged.
Document Period End Date	Feb. 24, 2022
Entity File Number	001-36724
Entity Registrant Name	The Joint Corp.
Entity Central Index Key	0001612630
Entity Tax Identification Number	90-0544160
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16767 N. Perimeter Drive
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	(480)
Local Phone Number	245-5960
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value Per Share
Trading Symbol	JYNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false